United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles H. Foos
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Charles H. Foos , New Haven, CT May 2001


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                       -1-

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 149

Form 13F Information Value Total (thousands): 621506



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None



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         VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS  CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETIONMANAGERS SOLE SHARED NONE        CALC FOR
-------------------------------------------------------- --------  ------  ----- --------------VALUE
AMEX Technology Select SPDR      COMMON        81369Y803 $4,426,800 178,500         SOLE                                 178,500
AMR Corp.                        COMMON        001765106 $1,211,640  34,500         SOLE                                  34,500
AOL Time Warner Inc.             COMMON        00184A105 $8,329,118 207,450         SOLE                                 207,450
AT&T Corp.                       COMMON        001957109 $2,507,010 117,700         SOLE                                 117,700
AT&T Corp.                       COMMON        001957208 $2,310,000 165,000         SOLE                                 165,000
AT&T Corp.                       COMMON        001957406 $2,410,926 125,700         SOLE                                 125,700
Abbott Laboratories              COMMON        002824100 $7,635,342 161,800         SOLE                                 161,800
Agilent Technologies, Inc.       COMMON        00846U101 $2,891,570  94,096         SOLE                                  94,096
Albertson's Inc.                 COMMON        013104104   $827,320  26,000         SOLE                                  26,000
Alcoa Inc.                       COMMON        013817101 $1,222,300  34,000         SOLE                                  34,000
Allstate Corp                    COMMON        020002101 $5,414,454 129,100         SOLE                                 129,100
American Express                 COMMON        025816109 $7,412,318 179,475         SOLE                                 179,475
American General Corp            COMMON        026351106 $3,190,050  83,400         SOLE                                  83,400
American International Group     COMMON        026874107 $8,826,825 109,650         SOLE                                 109,650
Anadarko Petroleum Corp.         COMMON        032511107 $1,569,500  25,000         SOLE                                  25,000
Anheuser-Busch Cos Inc           COMMON        035229103 $5,052,300 110,000         SOLE                                 110,000
Applera Corp.Applied Biosystem   COMMON        038020103   $108,225   3,900         SOLE                                   3,900
Applied Materials, Inc.          COMMON        038222105 $3,284,250  75,500         SOLE                                  75,500
Archer-Daniels-Midland Co        COMMON        039483102 $3,281,648 249,555         SOLE                                 249,555
AutoZone                         COMMON        053332102 $3,219,498 114,900         SOLE                                 114,900
Automatic Data Processing        COMMON        053015103 $5,682,710 104,500         SOLE                                 104,500
BEA Systems Inc.                 COMMON        073325102   $126,313   4,300         SOLE                                   4,300
BP Amoco PLC ADR                 COMMON        055622104 $2,208,090  44,500         SOLE                                  44,500
Baker-Hughes Inc                 COMMON        057224107 $1,343,470  37,000         SOLE                                  37,000
Banc One Corp. New               COMMON        06423A103 $5,055,793 139,740         SOLE                                 139,740
BankAmerica Corp.                COMMON        060505104 $4,094,206  74,780         SOLE                                  74,780
Baxter International Inc.        COMMON        071813109 $4,848,210  51,500         SOLE                                  51,500
BellSouth Corp.                  COMMON        079860102 $3,478,200  85,000         SOLE                                  85,000
Boeing Co.                       COMMON        097023105 $2,679,651  48,100         SOLE                                  48,100
Bristol-Myers Squibb Co.         COMMON        110122108 $6,355,800 107,000         SOLE                                 107,000
BroadWing Inc.                   COMMON        111620100 $3,475,725 181,500         SOLE                                 181,500
Broadband Holdrs Trust           COMMON        11130P104   $864,425  35,500         SOLE                                  35,500
Brocade Communications Systems   COMMON        111621108    $59,537   2,850         SOLE                                   2,850
Burlington Resources Inc.        COMMON        122014103 $2,506,000  56,000         SOLE                                  56,000
Calpine Corp.                    COMMON        131347106   $110,140   2,000         SOLE                                   2,000
Celestica Inc.                   COMMON        15101Q108 $1,406,580  51,000         SOLE                                  51,000
Check Point Software Tech Ltd    COMMON        M22465104   $144,875   3,050         SOLE                                   3,050
Chevron Corp                     COMMON        166751107 $3,520,780  40,100         SOLE                                  40,100
Chubb Corp.                      COMMON        171232101 $4,799,150  66,250         SOLE                                  66,250
Ciena Corp.                      COMMON        171779101    $83,500   2,000         SOLE                                   2,000
Cisco Sytems, Inc.               COMMON        17275R102 $6,478,381 409,700         SOLE                                 409,700
Citigroup                        COMMON        172967101$16,592,492 368,886         SOLE                                 368,886
Clorox Co.                       COMMON        189054109 $1,792,650  57,000         SOLE                                  57,000
Coca-Cola Co                     COMMON        191216100$13,105,432 290,200         SOLE                                 290,200
Colgate Palmolive Co.            COMMON        194162103 $3,923,460  71,000         SOLE                                  71,000
Comverse Technology, Inc.        COMMON        205862402   $147,225   2,500         SOLE                                   2,500
Convergys Corp.                  COMMON        212485106 $2,546,542  70,600         SOLE                                  70,600
Danielson Holding Corp           COMMON        236274106 $1,301,970 283,037         SOLE                                 283,037
Deere & Co                       COMMON        244199105 $2,661,905  73,250         SOLE                                  73,250
Delphi Automotive Systems        COMMON        247126105 $2,392,080 168,813         SOLE                                 168,813
Devon Energy Corporation         COMMON        25179M103 $2,310,540  39,700         SOLE                                  39,700
Du Pont (E.I.) De Nemours & Co   COMMON        263534109 $1,908,830  46,900         SOLE                                  46,900
EMC Corp.                        COMMON        268648102 $4,235,070 144,050         SOLE                                 144,050
Eastman Kodak Co                 COMMON        277461109 $1,316,370  33,000         SOLE                                  33,000
El Paso Corp.                    COMMON        28336L109 $5,302,360  81,200         SOLE                                  81,200
Elan Corporation PLC             COMMON        284131208 $5,843,118 111,830         SOLE                                 111,830
Electronic Data Systems          COMMON        285661104 $6,435,072 115,200         SOLE                                 115,200
Emerson Electric Co              COMMON        291011104 $6,088,400  98,200         SOLE                                  98,200
Engelhard Corp                   COMMON        292845104 $3,245,430 125,500         SOLE                                 125,500
Enron Corp.                      COMMON        293561106   $122,010   2,100         SOLE                                   2,100
Ericsson (LM) Tel. Co CL B ADR   COMMON        294821400 $1,415,231 253,000         SOLE                                 253,000
Exxon Mobil Corporation          COMMON        30231G102$19,152,612 236,452         SOLE                                 236,452
Federal Home Loan Mtg Corp       COMMON        313400301 $7,293,375 112,500         SOLE                                 112,500
Federal National Mortgage Assn   COMMON        313586109 $5,428,720  68,200         SOLE                                  68,200
Fedex Corp.                      COMMON        31428X106 $2,109,008  50,600         SOLE                                  50,600
First Data Corporation           COMMON        319963104 $7,368,214 123,400         SOLE                                 123,400
FleetBoston Financial Corp.      COMMON        339030108 $4,209,125 111,500         SOLE                                 111,500
Ford Motor Co.                   COMMON        345370860 $7,105,952 252,701         SOLE                                 252,701
Gannett Company Inc              COMMON        364730101 $3,063,636  51,300         SOLE                                  51,300
General Electric Co              COMMON        369604103$29,641,066 708,100         SOLE                                 708,100
General Motors Corp.             COMMON        370442832 $2,065,226 105,909         SOLE                                 105,909
Georgia-Pacific Corp             COMMON        373298108 $1,337,700  45,500         SOLE                                  45,500
Gillette Co                      COMMON        375766102 $4,267,173 136,900         SOLE                                 136,900
Glaxosmithkline Plc-Ads          COMMON        37733W105 $5,831,450 111,500         SOLE                                 111,500
Guidant Corp.                    COMMON        401698105 $2,622,917  58,300         SOLE                                  58,300
Hartford Finl Svcs Group, Inc.   COMMON        416515104 $3,286,300  55,700         SOLE                                  55,700
Heinz (H.J.) Co                  COMMON        423074103 $1,296,450  32,250         SOLE                                  32,250
Hewlett-Packard Co               COMMON        428236103 $6,885,654 220,200         SOLE                                 220,200
Honeywell International          COMMON        438516106 $4,332,960 106,200         SOLE                                 106,200
I2 Technologies Inc.             COMMON        465754109    $82,650   5,700         SOLE                                   5,700
IBM Corp.                        COMMON        459200101$12,570,726 130,700         SOLE                                 130,700
Intel Corp                       COMMON        458140100$14,092,975 535,600         SOLE                                 535,600
Internet Architect Holdrs        COMMON        46060A107 $1,501,500  36,400         SOLE                                  36,400
Internet HOLDRs Trust            COMMON        46059W102   $751,425  21,500         SOLE                                  21,500
Internet Security Systems        COMMON        46060X107    $58,823   2,150         SOLE                                   2,150
JP Morgan Chase & Co.            COMMON        46625H100$11,389,334 253,660         SOLE                                 253,660
Juniper Networks Inc.            COMMON        48203R104    $45,552   1,200         SOLE                                   1,200
Kimberly Clark Corp.             COMMON        494368103 $3,818,829  56,300         SOLE                                  56,300
Kimco Realty Corp.               COMMON        49446R109 $3,913,000  91,000         SOLE                                  91,000
Lilly (Eli) & Co                 COMMON        532457108 $9,712,822 126,700         SOLE                                 126,700
Lowes Companies, Inc.            COMMON        548661107 $7,277,025 124,500         SOLE                                 124,500
Lucent Technologies Inc.         COMMON        549463107 $1,653,026 165,800         SOLE                                 165,800
MBIA Inc.                        COMMON        55262C100 $7,394,322  91,650         SOLE                                  91,650
Manpower, Inc.                   COMMON        56418H100 $2,376,000  82,500         SOLE                                  82,500
Marsh & McLennan Companies       COMMON        571748102 $7,507,370  79,000         SOLE                                  79,000
McData Corp.                     COMMON        580031201    $61,400   3,253         SOLE                                   3,253
McDonalds Corp                   COMMON        580135101 $5,256,900 198,000         SOLE                                 198,000
Mcgraw-Hill Companies            COMMON        580645109 $3,030,220  50,800         SOLE                                  50,800
Medtronic, Inc.                  COMMON        585055106 $6,549,968 143,200         SOLE                                 143,200
Merck & Co                       COMMON        589331107$20,694,135 272,650         SOLE                                 272,650
Microsoft Corporation            COMMON        594918104$16,045,367 293,401         SOLE                                 293,401
Minnesota Mining & Mfg Co        COMMON        604059105 $4,280,680  41,200         SOLE                                  41,200
Mirant Corp.                     COMMON        604675108   $255,600   7,200         SOLE                                   7,200
Morgan Stanley Dean Witter       COMMON        617446448 $4,380,313  81,875         SOLE                                  81,875
Motorola Inc.                    COMMON        620076109 $1,140,800  80,000         SOLE                                  80,000
Nabors Industries                COMMON        629568106   $933,120  18,000         SOLE                                  18,000
Network Appliance, Inc.          COMMON        64120L104   $145,428   8,650         SOLE                                   8,650
News Corp Ltd Ads                COMMON        652487703   $678,240  21,600         SOLE                                  21,600
News Corp Ltd Ads                CONV. PFD.    652487802   $288,360  10,800         SOLE                                  10,800
Norfolk Southern Corp            COMMON        655844108   $753,300  45,000         SOLE                                  45,000
Nortel Networks Corp.            COMMON        656568102 $1,875,675 133,500         SOLE                                 133,500
Northeast Bancorp                COMMON        663904100    $61,200   6,000         SOLE                                   6,000
Novartis AG-ADR                  COMMON        66987V109 $5,828,706 148,200         SOLE                                 148,200
Oracle Corp.                     COMMON        68389X105 $2,934,582 195,900         SOLE                                 195,900
Pepsico Inc.                     COMMON        713448108 $8,987,775 204,500         SOLE                                 204,500
Perkinelmer Inc.                 COMMON        714046109 $1,861,975  35,500         SOLE                                  35,500
Philip Morris Companies Inc      COMMON        718154107 $7,686,900 162,000         SOLE                                 162,000
Procter & Gamble Co.             COMMON        742718109 $8,732,700 139,500         SOLE                                 139,500
Qlogic Corp.                     COMMON        747277101    $41,625   1,850         SOLE                                   1,850
Qualcomm, Inc.                   COMMON        747525103   $101,925   1,800         SOLE                                   1,800
Qwest Communications Int.        COMMON        749121109 $4,421,452 126,147         SOLE                                 126,147
Rational Software Corp           COMMON        75409P202    $59,463   3,350         SOLE                                   3,350
Rockwell Internat'l Corp New     COMMON        773903109 $2,053,775  56,500         SOLE                                  56,500
Royal Dutch Petroleum -NY Reg    COMMON        780257804 $7,523,208 135,700         SOLE                                 135,700
SBC Communications Inc           COMMON        78387G103$11,101,355 248,742         SOLE                                 248,742
Sabre Holdings Corp              COMMON        785905100 $2,442,393  52,900         SOLE                                  52,900
Sara Lee Corp                    COMMON        803111103 $2,373,800 110,000         SOLE                                 110,000
Schering-Plough                  COMMON        806605101 $8,449,389 231,300         SOLE                                 231,300
Schlumberger LTD                 COMMON        806857108 $3,312,575  57,500         SOLE                                  57,500
Sears Roebuck & Co               COMMON        812387108 $1,756,446  49,800         SOLE                                  49,800
Siebel Systems, Inc.             COMMON        826170102   $114,240   4,200         SOLE                                   4,200
Starwood Hotels & Resorts        COMMON        85590A203 $2,319,482  68,200         SOLE                                  68,200
Syngenta AG-ADR                  COMMON        87160A100   $166,910  16,049         SOLE                                  16,049
Target Corp.                     COMMON        87612E106 $2,886,400  80,000         SOLE                                  80,000
Tellabs, Inc.                    COMMON        879664100 $3,527,606  86,700         SOLE                                  86,700
Texaco Inc                       COMMON        881694103 $3,170,600  47,750         SOLE                                  47,750
Texas Instruments, Inc.          COMMON        882508104 $1,920,760  62,000         SOLE                                  62,000
Transocean Sedco Forex Inc.      COMMON        G90078109 $2,193,033  50,589         SOLE                                  50,589
Tricon Global Restaurants        COMMON        895953107   $366,624   9,600         SOLE                                   9,600
Trw Inc                          COMMON        872649108 $2,288,200  67,300         SOLE                                  67,300
Tyco International Ltd.          COMMON        902124106 $3,994,452  92,400         SOLE                                  92,400
USX-Marathon Group               COMMON        902905827 $2,158,695  80,100         SOLE                                  80,100
United Parcel Service            COMMON        911312106 $1,763,900  31,000         SOLE                                  31,000
Veritas Software Corp.           COMMON        923436109   $157,216   3,400         SOLE                                   3,400
Verizon Communications Inc.      COMMON        92343V104 $7,237,733 146,810         SOLE                                 146,810
Wal-Mart Stores                  COMMON        931142103$13,690,550 271,100         SOLE                                 271,100
Walgreen Co                      COMMON        931422109 $8,433,360 206,700         SOLE                                 206,700
Waters Corporation               COMMON        941848103   $171,865   3,700         SOLE                                   3,700
Wells Fargo & Co. New            COMMON        949746101   $262,191   5,300         SOLE                                   5,300

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